Income tax - Summary of Deferred Tax Assets Not Been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 1,252,800	$ 1,013,900	$ 940,100
Total unrecognized deferred tax assets	340,516	269,587
Property, plant and equipment
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	35,978	33,499
Lease Liabilities
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	556	454
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	267,002	216,667
Net Interest Expense Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 36,980	$ 18,967